UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)

Eric Miller

1200 River Road

Suite 1000

Conshohocken, Pennsylvania 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

The following amends and restates in its entirety the financial highlights for the Gartmore U.S. Growth Leaders Long-Short Fund in Gartmore Mutual Funds’ Annual Report dated October 31, 2005. A copy of the change is attached hereto.

Financial Highlights

Selected Data for Each Share of Capital Outstanding

Gartmore U.S. Growth Leaders Long-Short Fund

		Investment Activities			Distributions							Ratios / Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets (Includes Dividend Expense) (m)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (Includes Dividend Expense) (b)(m)		Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets (b)		Dividend Expense (c)		Portfolio Turnover (d)

Class A Shares
Period Ended June 30, 2002 (e)	$11.14	6.65	(6.90)	(0.25)	—	—	—	$10.89	(2.24%	)(j)	$144	1.95%	(k)	122.95%	(k)	2.26%	(k)	122.64%	(k)	0.03%		425%
Year Ended June 30, 2003 (g)	$10.89	(0.08)	0.14	0.06	—	—	—	$10.95	0.55%		$29,561	3.47%		(2.04%	)	3.66%		(2.23%	)	0.40%		424%
Period Ended October 31, 2003 (f)	$10.95	(0.07)	1.12	1.05	—	—	—	$12.00	9.59%	(j)	$29,468	3.23%	(k)	(1.77%	)(k)	(l)		(l)		1.65%		126.69%
Year Ended October 31, 2004	$12.00	0.11	0.77	0.88	(3.32)	—	(3.32)	$9.56	9.03%		$24,411	3.27%		(1.65%	)	3.33%		(1.70%	)	1.06%	(n)	577.36%
Year Ended October 31, 2005	$9.56	(0.02)	0.59	0.57	(0.30)	—	(0.30)	$9.83	6.09%		$33,828	2.81%		(0.18%	)	2.91%		(0.27%	)	0.64%		827.26%

Class B Shares
Period Ended June 30, 2002 (e)	$11.14	(0.07)	(0.17)	(0.24)	—	—	—	$10.90	(2.15%	)(j)	$121	2.74%	(k)	(1.45%	)(k)	2.86%	(k)	(1.57%	)(k)	0.03%		425%
Year Ended June 30, 2003 (g)	$10.90	(0.23)	0.19	(0.04)	—	—	—	$10.86	(0.37%	)	$141	3.73%		(2.31%	)	4.54%		(3.12%	)	0.40%		424%
Period Ended October 31, 2003 (f) (g)	$10.86	(0.10)	1.12	1.02	—	—	—	$11.88	9.39%	(j)	$414	3.98%	(k)	(2.54%	)(k)	(l)		(l)		1.65%		126.69%
Year Ended October 31, 2004	$11.88	0.22	0.58	0.80	(3.30)	—	(3.30)	$9.38	8.22%		$653	3.89%		(2.30%	)	3.96%		(2.36%	)	1.06%	(n)	577.36%
Year Ended October 31, 2005	$9.38	(0.09)	0.58	0.49	(0.28)	—	(0.28)	$9.59	5.33%		$814	3.53%		(0.90%	)	3.62%		(0.99%	)	0.64%		827.26%

Class C Shares
Year Ended June 30, 2001	$27.72	(0.15)	(8.43)	(8.58)	—	(9.12)	(9.12)	$10.02	(40.62%	)	$3,102	3.04%		(1.51%	)	3.82%		(2.29%	)	0.09%		143%
Year Ended June 30, 2002	$10.02	(0.66)	(0.31)	(0.97)	—	—	—	$9.05	(17.65%	)	$1,819	3.28%		(5.41%	)	3.71%		(5.87%	)	0.03%		425%
Year Ended June 30, 2003	$9.05	(0.19)	0.17	(0.02)	—	—	—	$9.03	(0.22%	)	$1,323	3.72%		(2.31%	)	4.54%		(3.13%	)	0.40%		424%
Period Ended October 31, 2003 (f)	$9.03	(0.08)	0.93	0.85	—	—	—	$9.88	9.41%	(j)	$1,487	3.98%	(k)	(2.52%	)(k)	(l)		(l)		1.65%		126.69%
Year Ended October 31, 2004	$9.88	0.64	(0.01)	0.63	(3.30)	—	(3.30)	$7.21	8.20%		$2,641	3.90%		(2.29%	)	3.99%		(2.37%	)	1.06%	(n)	577.36%
Year Ended October 31, 2005	$7.21	(0.05)	0.42	0.37	(0.29)	—	(0.29)	$7.29	5.35%		$19,372	3.55%		(0.81%	)	3.65%		(0.91%	)	0.64%		827.26%

Class R Shares
Period Ended October 31, 2004 (h)	$9.21	(0.11)	0.31	0.20	—	—	—	$9.41	2.17%	(j)	$1	3.32%	(k)	(1.74%	)(k)	3.36%	(k)	(1.78%	)(k)	1.06%	(n)	577.36%
Year Ended October 31, 2005	$9.41	(0.03)	0.59	0.56	(0.29)	—	(0.29)	$9.68	6.16%		$1	2.82%		(0.20%	)	2.86%		(0.25%	)	0.64%		827.26%

Institutional Class Shares
Period Ended October 31, 2004 (i)	$9.28	(0.02)	0.31	0.29	—	—	—	$9.57	3.12%	(j)	$331	2.24%	(k)	(0.52%	)(k)	2.43%	(k)	(0.72%	)(k)	1.06%	(n)	577.36%
Year Ended October 31, 2005	$9.57	(0.05)	0.63	0.58	(0.30)	—	(0.30)	$9.85	6.27%		$3,877	2.56%		0.19%		2.67%		0.08%		0.64%		827.26%

(a) Excludes sales charge.

(m)The headings on these columns, as reflected in the October 31, 2005 annual report, previously referred to “Ratio of Expenses to Average Net Assets (Excludes Dividend Expense)” and “Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (Excludes Dividend Expense)”. These headings have been revised to read “(Includes Dividend Expense)” instead of “(Excludes Dividend Expense)”. Also, the ratios for each class in both columns reported for October 31, 2004 have been revised to reflect the inclusion of dividend expense.

(n) The dividend expense ratio has been revised to reflect the inclusion of the dividend expense for each class for October 31, 2004 and has been calculated on the basis of the Fund as a whole.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Dividend Expense is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(e) For the period from October 31, 2001 (commencement of operations) through June 30, 2002.
(f) For the period from July 1, 2003 through October 31, 2003.
(g) Net investment income (loss) is based on average shares outstanding during the period.
(h)For the period from February 27, 2004 (commencement of operations) through October 31, 2004.
(i) For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(j) Not annualized.
(k) Annualized. (l) There were no fee reductions in this period.

See notes to financial statements.

2005 Annual Report	177

AR-CORE-SUP

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Gartmore Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund, Gartmore Global Natural Resources Fund, Gartmore Global Technology and Communications Fund, Gartmore Global Utilities Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore Small Cap Leaders Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Worldwide Leaders Fund, Gartmore China Opportunities Fund, Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Convertible Fund, Gartmore High Yield Bond Fund, Gartmore Micro Cap Equity Fund, Gartmore Small Cap Growth Fund, Gartmore U.S. Growth Leaders Long-Short Fund and Gartmore Value Opportunities Fund (nineteen series of Gartmore Mutual Funds, hereafter referred to as the “Funds”) at October 31, 2005, the results of each of their operations for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) then ended and the financial highlights for each of the four years (or periods) then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States.) Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Gartmore Global Health Sciences Fund, Gartmore Global Technology and Communications Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Worldwide Leaders Fund, Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore High Yield Bond Fund and Gartmore Value Opportunities Fund for the year (or period) ended October 31, 2001 were audited by other independent accountants whose report dated December 14, 2001 expressed an unqualified opinion on those financial statements.

As discussed in note m and n to the financial highlights of Gartmore U.S. Growth Leaders Long-Short Fund, the expense ratios presented for such fund have been restated for the year ended October 31, 2004,

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2005 and February 23, 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)	/s/ GERALD J. HOLLAND
Name:	Gerald J. Holland
Title:	Treasurer

Date: February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
Name:	Paul J. Hondros
Title:	President

Date: February 24, 2006

By (Signature and Title)	/s/ GERALD J. HOLLAND
Name:	Gerald J. Holland
Title:	Treasurer

Date: February 24, 2006